Guggenheim S&P SmallCap 600(R) Equal Weight ETF (Prospectus Summary) | Guggenheim S&P SmallCap 600(R) Equal Weight ETF
Guggenheim S&P SmallCap 600® Equal Weight ETF (EWSM)
INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P SmallCap 600® Equal Weight ETF
(the "Fund") is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the S&P SmallCap 600® Equal Weight Index
Total Return (the "Underlying Index").
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim S&P SmallCap 600(R) Equal Weight ETF
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[2]	0.42%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Guggenheim S&P SmallCap 600(R) Equal Weight ETF	43	135

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.
During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments, derivatives, or securities received or delivered as a result of in-kind creations and redemptions of the
Fund's shares. If such instruments where included, the Fund's portfolio turnover rate might be significantly higher.
PRINCIPAL INVESTMENT STRATEGIES
The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the
Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index.
The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Underlying Index is an unmanaged equal-weighted version of the S&P SmallCap
600® Index, which covers approximately 3% of the domestic equities universe and measures the performance of the small-cap segment of the market. The S&P
SmallCap 600® Index consists of U.S. common equities listed on the New York
Stock Exchanges (including NYSE Arca and NYSE Amex) and NASDAQ, and also may include equity interests in real estate investment trusts and business development companies. As of December 31, 2011, the Underlying Index included small-capitalization companies with capitalizations ranging from $36.5 million to $3.7 billion. In general, the equal weighting provided by the Underlying
Index provides equal representation for all securities at the Underlying Index's rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying
Index's market capitalization weighted counterpart. To the extent the Underlying
Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Early Closing Risk - An unanticipated early closing of the NYSE Arca, Inc. (the
"Exchange") may result in a shareholder's inability to buy or sell shares of the
Fund on that day.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their price, and therefore the Fund's value, to fluctuate over time.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk - The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Small-Capitalization Securities Risk - Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correspond to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - Secondary market trading in Fund shares may be halted by the
Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk - Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.
PERFORMANCE INFORMATION
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.